Employee Benefits (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2017	Jun. 06, 2018	Jun. 30, 2017
Successor [Member]
Contributions of benefit plans	$ 200
Predecessor [Member]
Contributions of benefit plans		$ 100	$ 700	$ 700	$ 900